Financial Instruments and Risk Management - Financial Derivatives Marked-To-Market (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments [Abstract]
Realized financial derivatives gain	$ (47,836)	$ (75,620)
Unrealized financial derivatives loss	18,500	82,817
Financial derivatives (gain) loss	$ (29,336)	$ 7,197